Risk/Return Detail Data - VIPInvestorFreedomFunds-InvestorComboPRO - USD ($)			12 Months Ended											36 Months Ended		60 Months Ended	120 Months Ended
		Nov. 01, 2026	Nov. 01, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 01, 2026		Nov. 01, 2026	Nov. 01, 2026
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom Retirement Portfolio | VIP Investor Freedom Retirement Portfolio
Prospectus Line Items
Management Fees (as a percentage of Assets)	[1]	0.37%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses	[2]	0.04%
Expenses (as a percentage of Assets)		0.41%
Fee Waiver or Reimbursement	[3]	(0.04%)
Net Expenses (as a percentage of Assets)	[1]	0.37%
Expense Example, with Redemption, 1 Year		$ 38
Expense Example, with Redemption, 3 Years		119
Expense Example, with Redemption, 5 Years		208
Expense Example, with Redemption, 10 Years		$ 468
Average Annual Return, Label [Optional Text]			VIP Investor Freedom Retirement Portfolio℠
Average Annual Return, Percent			9.63%													2.31%	4.40%
Annual Return [Percent]				9.63%	4.31%	7.88%	(12.03%)	3.28%	10.40%	12.02%	(2.03%)	8.45%	4.43%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom Retirement Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: VIP Investor Freedom Retirement Portfolio℠
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Investor Freedom Retirement Portfolio℠ seeks high total return with a
Objective, Secondary [Text Block]		secondary objective of principal preservation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate		30.00%
Other Expenses, New Fund, Based on Estimates [Text]		Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a stable neutral asset allocation strategy. A revised neutral asset allocation strategy (approximately 17% in U.S. equity funds, 11% in international equity funds, 2% in commodity funds, 37% in U.S. investment grade bond funds, 5% in international bond funds, 2% in long-term treasury bond funds, 21% in short-term inflation-protected bond funds, and 6% in short-term funds; allocations do not add to 100% due to rounding) is expected to take effect by the end of the first quarter of 2027. Fidelity Management & Research Company LLC (FMR) (the Adviser) has begun transitioning the neutral asset allocation percentages to achieve the desired allocations. The Adviser may modify the fund's neutral asset allocations from time to time when in the interests of shareholders.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds (including commodity funds), bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term.The Adviser may also make active asset allocations within other asset classes (such as high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Prior to November 1, 2026, the fund operated under a different pricing structure. The fund's historical performance prior to November 1, 2026, does not reflect the fund's current pricing structure. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		6.35%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(6.34%)
Performance Table Heading		Average Annual Returns
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom Retirement Portfolio | IXRNH
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity VIP Freedom Investor Retirement Composite Index℠
Average Annual Return, Percent			9.44%													2.60%	4.22%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom Retirement Portfolio | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			7.30%													(0.36%)	2.01%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2010 Portfolio | VIP Investor Freedom 2010 Portfolio
Prospectus Line Items
Management Fees (as a percentage of Assets)	[4]	0.37%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses	[5]	0.04%
Expenses (as a percentage of Assets)		0.41%
Fee Waiver or Reimbursement	[6]	(0.04%)
Net Expenses (as a percentage of Assets)	[4]	0.37%
Expense Example, with Redemption, 1 Year		$ 38
Expense Example, with Redemption, 3 Years		119
Expense Example, with Redemption, 5 Years		208
Expense Example, with Redemption, 10 Years		$ 468
Average Annual Return, Label [Optional Text]			VIP Investor Freedom 2010 Portfolio℠
Average Annual Return, Percent			10.57%													3.11%	5.68%
Annual Return [Percent]				10.57%	5.27%	9.40%	(13.50%)	5.81%	12.40%	16.10%	(4.06%)	13.05%	5.33%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2010 Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: VIP Investor Freedom 2010 Portfolio℠
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Investor Freedom 2010 Portfolio℠ seeks high total return with a
Objective, Secondary [Text Block]		secondary objective of principal preservation as the fund approaches its target date and beyond.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate		30.00%
Other Expenses, New Fund, Based on Estimates [Text]		Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the VIP Investor Freedom Retirement PortfolioSM, approximately 15 to 20 years after the year 2010. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds (including commodity funds), bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who retired in or within a few years of 2010 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches VIP Investor Freedom Retirement Portfolio's neutral asset allocation (approximately 15 to 20 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with VIP Investor Freedom Retirement PortfolioSM, without shareholder approval, and the fund's shareholders will become shareholders of VIP Investor Freedom Retirement PortfolioSM.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Prior to November 1, 2026, the fund operated under a different pricing structure. The fund's historical performance prior to November 1, 2026, does not reflect the fund's current pricing structure. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		8.91%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(7.78%)
Performance Table Heading		Average Annual Returns
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2010 Portfolio | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			7.30%													(0.36%)	2.01%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2010 Portfolio | IXRNJ
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity VIP Freedom Investor 2010 Composite Index℠
Average Annual Return, Percent			10.39%													3.34%	5.53%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2015 Portfolio | VIP Investor Freedom 2015 Portfolio
Prospectus Line Items
Management Fees (as a percentage of Assets)	[7]	0.40%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses	[8]	0.04%
Expenses (as a percentage of Assets)		0.44%
Fee Waiver or Reimbursement	[9]	(0.04%)
Net Expenses (as a percentage of Assets)	[7]	0.40%
Expense Example, with Redemption, 1 Year		$ 41
Expense Example, with Redemption, 3 Years		128
Expense Example, with Redemption, 5 Years		224
Expense Example, with Redemption, 10 Years		$ 505
Average Annual Return, Label [Optional Text]			VIP Investor Freedom 2015 Portfolio℠
Average Annual Return, Percent			11.87%													3.95%	6.55%
Annual Return [Percent]				11.87%	6.43%	10.85%	(14.58%)	7.64%	13.70%	18.24%	(5.02%)	14.99%	5.82%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2015 Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: VIP Investor Freedom 2015 Portfolio℠
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Investor Freedom 2015 Portfolio℠ seeks high total return with a
Objective, Secondary [Text Block]		secondary objective of principal preservation as the fund approaches its target date and beyond.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate		29.00%
Other Expenses, New Fund, Based on Estimates [Text]		Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the VIP Investor Freedom Retirement PortfolioSM, approximately 15 to 20 years after the year 2015. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds (including commodity funds), bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who retired in or within a few years of 2015 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches VIP Investor Freedom Retirement Portfolio's neutral asset allocation (approximately 15 to 20 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with VIP Investor Freedom Retirement PortfolioSM, without shareholder approval, and the fund's shareholders will become shareholders of VIP Investor Freedom Retirement PortfolioSM.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Prior to November 1, 2026, the fund operated under a different pricing structure. The fund's historical performance prior to November 1, 2026, does not reflect the fund's current pricing structure. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		10.56%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(8.91%)
Performance Table Heading		Average Annual Returns
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2015 Portfolio | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			7.30%													(0.36%)	2.01%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2015 Portfolio | IXRNL
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity VIP Freedom Investor 2015 Composite Index℠
Average Annual Return, Percent			11.96%													4.18%	6.43%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2020 Portfolio | VIP Investor Freedom 2020 Portfolio
Prospectus Line Items
Management Fees (as a percentage of Assets)	[10]	0.44%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses	[11]	0.04%
Expenses (as a percentage of Assets)		0.48%
Fee Waiver or Reimbursement	[12]	(0.04%)
Net Expenses (as a percentage of Assets)	[10]	0.44%
Expense Example, with Redemption, 1 Year		$ 45
Expense Example, with Redemption, 3 Years		141
Expense Example, with Redemption, 5 Years		246
Expense Example, with Redemption, 10 Years		$ 555
Average Annual Return, Label [Optional Text]			VIP Investor Freedom 2020 Portfolio℠
Average Annual Return, Percent			13.29%													4.79%	7.33%
Annual Return [Percent]				13.29%	7.65%	12.39%	(15.83%)	9.54%	14.95%	20.11%	(5.94%)	16.55%	6.04%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2020 Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: VIP Investor Freedom 2020 Portfolio℠
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Investor Freedom 2020 Portfolio℠ seeks high total return with a
Objective, Secondary [Text Block]		secondary objective of principal preservation as the fund approaches its target date and beyond.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 32% of the average value of its portfolio.
Portfolio Turnover, Rate		32.00%
Other Expenses, New Fund, Based on Estimates [Text]		Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the VIP Investor Freedom Retirement PortfolioSM, approximately 15 to 20 years after the year 2020. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds (including commodity funds), bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who retired in or within a few years of 2020 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches VIP Investor Freedom Retirement Portfolio's neutral asset allocation (approximately 15 to 20 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with VIP Investor Freedom Retirement PortfolioSM, without shareholder approval, and the fund's shareholders will become shareholders of VIP Investor Freedom Retirement PortfolioSM.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Prior to November 1, 2026, the fund operated under a different pricing structure. The fund's historical performance prior to November 1, 2026, does not reflect the fund's current pricing structure. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		12.10%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(10.72%)
Performance Table Heading		Average Annual Returns
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2020 Portfolio | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			7.30%													(0.36%)	2.01%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2020 Portfolio | IXRNM
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity VIP Freedom Investor 2020 Composite Index℠
Average Annual Return, Percent			13.55%													5.00%	7.22%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2025 Portfolio | VIP Investor Freedom 2025 Portfolio
Prospectus Line Items
Management Fees (as a percentage of Assets)	[13]	0.47%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses	[14]	0.05%
Expenses (as a percentage of Assets)		0.52%
Fee Waiver or Reimbursement	[15]	(0.05%)
Net Expenses (as a percentage of Assets)	[13]	0.47%
Expense Example, with Redemption, 1 Year		$ 48
Expense Example, with Redemption, 3 Years		151
Expense Example, with Redemption, 5 Years		263
Expense Example, with Redemption, 10 Years		$ 591
Average Annual Return, Label [Optional Text]			VIP Investor Freedom 2025 Portfolio℠
Average Annual Return, Percent			14.44%													5.46%	7.95%
Annual Return [Percent]				14.44%	8.46%	13.55%	(16.45%)	10.78%	15.88%	21.73%	(6.56%)	17.82%	6.10%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2025 Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: VIP Investor Freedom 2025 Portfolio℠
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Investor Freedom 2025 Portfolio℠ seeks high total return with a
Objective, Secondary [Text Block]		secondary objective of principal preservation as the fund approaches its target date and beyond.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 32% of the average value of its portfolio.
Portfolio Turnover, Rate		32.00%
Other Expenses, New Fund, Based on Estimates [Text]		Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the VIP Investor Freedom Retirement PortfolioSM, approximately 15 to 20 years after the year 2025. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds (including commodity funds), bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2025 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches VIP Investor Freedom Retirement Portfolio's neutral asset allocation (approximately 15 to 20 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with VIP Investor Freedom Retirement PortfolioSM, without shareholder approval, and the fund's shareholders will become shareholders of VIP Investor Freedom Retirement PortfolioSM.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Prior to November 1, 2026, the fund operated under a different pricing structure. The fund's historical performance prior to November 1, 2026, does not reflect the fund's current pricing structure. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		13.29%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(12.16%)
Performance Table Heading		Average Annual Returns
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2025 Portfolio | IXRNN
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity VIP Freedom Investor 2025 Composite Index℠
Average Annual Return, Percent			15.02%													5.71%	7.90%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2025 Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%													14.42%	14.82%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2030 Portfolio | VIP Investor Freedom 2030 Portfolio
Prospectus Line Items
Management Fees (as a percentage of Assets)	[16]	0.51%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses	[17]	0.05%
Expenses (as a percentage of Assets)		0.56%
Fee Waiver or Reimbursement	[18]	(0.05%)
Net Expenses (as a percentage of Assets)	[16]	0.51%
Expense Example, with Redemption, 1 Year		$ 52
Expense Example, with Redemption, 3 Years		164
Expense Example, with Redemption, 5 Years		285
Expense Example, with Redemption, 10 Years		$ 640
Average Annual Return, Label [Optional Text]			VIP Investor Freedom 2030 Portfolio℠
Average Annual Return, Percent			15.37%													6.18%	8.81%
Annual Return [Percent]				15.37%	9.40%	14.63%	(16.91%)	12.25%	16.82%	24.42%	(7.87%)	20.92%	6.50%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2030 Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: VIP Investor Freedom 2030 Portfolio℠
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Investor Freedom 2030 Portfolio℠ seeks high total return with a
Objective, Secondary [Text Block]		secondary objective of principal preservation as the fund approaches its target date and beyond.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate		31.00%
Other Expenses, New Fund, Based on Estimates [Text]		Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the VIP Investor Freedom Retirement PortfolioSM, approximately 15 to 20 years after the year 2030. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds (including commodity funds), bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2030 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches VIP Investor Freedom Retirement Portfolio's neutral asset allocation (approximately 15 to 20 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with VIP Investor Freedom Retirement PortfolioSM, without shareholder approval, and the fund's shareholders will become shareholders of VIP Investor Freedom Retirement PortfolioSM.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Prior to November 1, 2026, the fund operated under a different pricing structure. The fund's historical performance prior to November 1, 2026, does not reflect the fund's current pricing structure. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		14.87%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(14.22%)
Performance Table Heading		Average Annual Returns
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2030 Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%													14.42%	14.82%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2030 Portfolio | IXRNO
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity VIP Freedom Investor 2030 Composite Index℠
Average Annual Return, Percent			16.09%													6.42%	8.83%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2035 Portfolio | VIP Investor Freedom 2035 Portfolio
Prospectus Line Items
Management Fees (as a percentage of Assets)	[19]	0.55%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses	[20]	0.05%
Expenses (as a percentage of Assets)		0.60%
Fee Waiver or Reimbursement	[21]	(0.05%)
Net Expenses (as a percentage of Assets)	[19]	0.55%
Expense Example, with Redemption, 1 Year		$ 56
Expense Example, with Redemption, 3 Years		176
Expense Example, with Redemption, 5 Years		307
Expense Example, with Redemption, 10 Years		$ 689
Annual Return, Inception Date		Apr. 13, 2023
Average Annual Return, Label [Optional Text]			VIP Investor Freedom 2035 Portfolio℠
Average Annual Return, Percent			16.61%											13.33%	[22]
Annual Return [Percent]				16.61%	10.94%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2035 Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: VIP Investor Freedom 2035 Portfolio℠
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Investor Freedom 2035 Portfolio℠ seeks high total return with a
Objective, Secondary [Text Block]		secondary objective of principal preservation as the fund approaches its target date and beyond.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate		39.00%
Other Expenses, New Fund, Based on Estimates [Text]		Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the VIP Investor Freedom Retirement PortfolioSM, approximately 15 to 20 years after the year 2035. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds (including commodity funds), bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2035 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches VIP Investor Freedom Retirement Portfolio's neutral asset allocation (approximately 15 to 20 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with VIP Investor Freedom Retirement PortfolioSM, without shareholder approval, and the fund's shareholders will become shareholders of VIP Investor Freedom Retirement PortfolioSM.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Prior to November 1, 2026, the fund operated under a different pricing structure. The fund's historical performance prior to November 1, 2026, does not reflect the fund's current pricing structure. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2025
Highest Quarterly Return		8.03%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2024
Lowest Quarterly Return		(3.74%)
Performance Table Heading		Average Annual Returns
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2035 Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											21.93%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2035 Portfolio | IXRNP
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity VIP Freedom Investor 2035 Composite Index℠
Average Annual Return, Percent			17.51%											14.13%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2040 Portfolio | VIP Investor Freedom 2040 Portfolio
Prospectus Line Items
Management Fees (as a percentage of Assets)	[23]	0.60%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses	[24]	0.06%
Expenses (as a percentage of Assets)		0.66%
Fee Waiver or Reimbursement	[25]	(0.06%)
Net Expenses (as a percentage of Assets)	[23]	0.60%
Expense Example, with Redemption, 1 Year		$ 61
Expense Example, with Redemption, 3 Years		192
Expense Example, with Redemption, 5 Years		335
Expense Example, with Redemption, 10 Years		$ 750
Annual Return, Inception Date		Apr. 13, 2023
Average Annual Return, Label [Optional Text]			VIP Investor Freedom 2040 Portfolio℠
Average Annual Return, Percent			18.69%											15.34%	[26]
Annual Return [Percent]				18.69%	12.93%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2040 Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: VIP Investor Freedom 2040 Portfolio℠
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Investor Freedom 2040 Portfolio℠ seeks high total return with a
Objective, Secondary [Text Block]		secondary objective of principal preservation as the fund approaches its target date and beyond.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate		33.00%
Other Expenses, New Fund, Based on Estimates [Text]		Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the VIP Investor Freedom Retirement PortfolioSM, approximately 15 to 20 years after the year 2040. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds (including commodity funds), bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2040 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches VIP Investor Freedom Retirement Portfolio's neutral asset allocation (approximately 15 to 20 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with VIP Investor Freedom Retirement PortfolioSM, without shareholder approval, and the fund's shareholders will become shareholders of VIP Investor Freedom Retirement PortfolioSM.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Prior to November 1, 2026, the fund operated under a different pricing structure. The fund's historical performance prior to November 1, 2026, does not reflect the fund's current pricing structure. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2025
Highest Quarterly Return		9.57%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2024
Lowest Quarterly Return		(3.71%)
Performance Table Heading		Average Annual Returns
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2040 Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											21.93%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2040 Portfolio | IXRNQ
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity VIP Freedom Investor 2040 Composite Index℠
Average Annual Return, Percent			19.96%											16.33%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2045 Portfolio | VIP Investor Freedom 2045 Portfolio
Prospectus Line Items
Management Fees (as a percentage of Assets)	[27]	0.64%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses	[28]	0.06%
Expenses (as a percentage of Assets)		0.70%
Fee Waiver or Reimbursement	[29]	(0.06%)
Net Expenses (as a percentage of Assets)	[27]	0.64%
Expense Example, with Redemption, 1 Year		$ 65
Expense Example, with Redemption, 3 Years		205
Expense Example, with Redemption, 5 Years		357
Expense Example, with Redemption, 10 Years		$ 798
Annual Return, Inception Date		Apr. 13, 2023
Average Annual Return, Label [Optional Text]			VIP Investor Freedom 2045 Portfolio℠
Average Annual Return, Percent			19.69%											16.15%	[30]
Annual Return [Percent]				19.69%	13.74%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2045 Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: VIP Investor Freedom 2045 Portfolio℠
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Investor Freedom 2045 Portfolio℠ seeks high total return with a
Objective, Secondary [Text Block]		secondary objective of principal preservation as the fund approaches its target date and beyond.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.
Portfolio Turnover, Rate		44.00%
Other Expenses, New Fund, Based on Estimates [Text]		Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the VIP Investor Freedom Retirement PortfolioSM, approximately 15 to 20 years after the year 2045. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds (including commodity funds), bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2045 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches VIP Investor Freedom Retirement Portfolio's neutral asset allocation (approximately 15 to 20 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with VIP Investor Freedom Retirement PortfolioSM, without shareholder approval, and the fund's shareholders will become shareholders of VIP Investor Freedom Retirement PortfolioSM.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Prior to November 1, 2026, the fund operated under a different pricing structure. The fund's historical performance prior to November 1, 2026, does not reflect the fund's current pricing structure. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2025
Highest Quarterly Return		10.41%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2024
Lowest Quarterly Return		(3.70%)
Performance Table Heading		Average Annual Returns
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2045 Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											21.93%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2045 Portfolio | IXRNR
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity VIP Freedom Investor 2045 Composite Index℠
Average Annual Return, Percent			21.41%											17.29%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2050 Portfolio | VIP Investor Freedom 2050 Portfolio
Prospectus Line Items
Management Fees (as a percentage of Assets)	[31]	0.64%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses	[32]	0.07%
Expenses (as a percentage of Assets)		0.71%
Fee Waiver or Reimbursement	[33]	(0.07%)
Net Expenses (as a percentage of Assets)	[31]	0.64%
Expense Example, with Redemption, 1 Year		$ 65
Expense Example, with Redemption, 3 Years		205
Expense Example, with Redemption, 5 Years		357
Expense Example, with Redemption, 10 Years		$ 798
Annual Return, Inception Date		Apr. 13, 2023
Average Annual Return, Label [Optional Text]			VIP Investor Freedom 2050 Portfolio℠
Average Annual Return, Percent			19.73%											16.16%	[34]
Annual Return [Percent]				19.73%	13.80%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2050 Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: VIP Investor Freedom 2050 Portfolio℠
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Investor Freedom 2050 Portfolio℠ seeks high total return with a
Objective, Secondary [Text Block]		secondary objective of principal preservation as the fund approaches its target date and beyond.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 32% of the average value of its portfolio.
Portfolio Turnover, Rate		32.00%
Other Expenses, New Fund, Based on Estimates [Text]		Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the VIP Investor Freedom Retirement PortfolioSM, approximately 15 to 20 years after the year 2050. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds (including commodity funds), bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2050 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches VIP Investor Freedom Retirement Portfolio's neutral asset allocation (approximately 15 to 20 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with VIP Investor Freedom Retirement PortfolioSM, without shareholder approval, and the fund's shareholders will become shareholders of VIP Investor Freedom Retirement PortfolioSM.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Prior to November 1, 2026, the fund operated under a different pricing structure. The fund's historical performance prior to November 1, 2026, does not reflect the fund's current pricing structure. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2025
Highest Quarterly Return		10.28%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2024
Lowest Quarterly Return		(3.70%)
Performance Table Heading		Average Annual Returns
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2050 Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											21.93%
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2050 Portfolio | IXRNS
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity VIP Freedom Investor 2050 Composite Index℠
Average Annual Return, Percent			21.42%											17.29%
Document Type		497
Registrant Name		Variable Insurance Products Fund V

[1]	AAdjusted to reflect current fees.
[2]	BBased on estimated amounts for the current fiscal year.
[3]	CFidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated funds. This arrangement cannot be removed or modified without the approval of the Board of Trustees.
[4]	AAdjusted to reflect current fees.
[5]	BBased on estimated amounts for the current fiscal year.
[6]	CFidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated funds. This arrangement cannot be removed or modified without the approval of the Board of Trustees.
[7]	AAdjusted to reflect current fees.
[8]	BBased on estimated amounts for the current fiscal year.
[9]	CFidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated funds. This arrangement cannot be removed or modified without the approval of the Board of Trustees.
[10]	AAdjusted to reflect current fees.
[11]	BBased on estimated amounts for the current fiscal year.
[12]	CFidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated funds. This arrangement cannot be removed or modified without the approval of the Board of Trustees.
[13]	AAdjusted to reflect current fees.
[14]	BBased on estimated amounts for the current fiscal year.
[15]	CFidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated funds. This arrangement cannot be removed or modified without the approval of the Board of Trustees.
[16]	AAdjusted to reflect current fees.
[17]	BBased on estimated amounts for the current fiscal year.
[18]	CFidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated funds. This arrangement cannot be removed or modified without the approval of the Board of Trustees.
[19]	AAdjusted to reflect current fees.
[20]	BBased on estimated amounts for the current fiscal year.
[21]	CFidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated funds. This arrangement cannot be removed or modified without the approval of the Board of Trustees.
[22]	AFrom April 13, 2023.
[23]	AAdjusted to reflect current fees.
[24]	BBased on estimated amounts for the current fiscal year.
[25]	CFidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated funds. This arrangement cannot be removed or modified without the approval of the Board of Trustees.
[26]	AFrom April 13, 2023.
[27]	AAdjusted to reflect current fees.
[28]	BBased on estimated amounts for the current fiscal year.
[29]	CFidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated funds. This arrangement cannot be removed or modified without the approval of the Board of Trustees.
[30]	AFrom April 13, 2023.
[31]	AAdjusted to reflect current fees.
[32]	BBased on estimated amounts for the current fiscal year.
[33]	CFidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated funds. This arrangement cannot be removed or modified without the approval of the Board of Trustees.
[34]	AFrom April 13, 2023.